Segment Disclosures and Concentration (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Segment Reporting [Abstract]
Summary Of Revenues And Total Property And Equipment
The Company’s revenues and total property and equipment, by country, are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2021	2020	2021	2020
Revenue:
United States	$250,118	$433,259	$506,955	$982,104
United Kingdom	76,104	108,857	154,946	241,481
Japan	52,555	62,640	112,216	124,913
Greater China (1)	—	68,067	—	136,921
Other foreign countries	214,701	208,911	417,214	453,198

Total revenue	$593,478	$881,734	$1,191,331	$1,938,617

(1)	The amounts for Greater China relate solely to the consolidated amounts of ChinaCo which was deconsolidated on October 2, 2020.

(Amounts in thousands)	June 30, 2021	December 31, 2020
Property and equipment:
United States	$2,135,248	$4,752,834
United Kingdom	742,830	1,020,575
Japan	254,183	525,046
Other foreign countries	4,743,624	2,288,306

Total property and equipment	$7,875,885	$8,586,761

The Company’s revenues and total property and equipment, by country, are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Revenue:
United States	$1,685,274	$1,874,589	$1,073,680
United Kingdom	421,252	466,202	275,615
Greater China (1)	206,261	228,537	99,529
Japan	250,733	174,120	44,282
Other foreign countries	852,345	715,144	328,645

Total revenue	$3,415,865	$3,458,592	$1,821,751

	December 31,
(Amounts in thousands)	2020	2019
Property and equipment:
United States	$4,752,834	$5,825,644
United Kingdom	1,020,575	905,966
Greater China (1)	—	395,290
Japan	525,046	350,623
Other foreign countries	2,288,306	2,017,262

Total property and equipment	$8,586,761	$9,494,785

(1)	The amounts for Greater China relate solely to the consolidated amounts of ChinaCo which was deconsolidated on October 2, 2020.